Company financial information - Financial position (Details) € in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	[1]	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	[1]
Non-current assets
Total non-current assets | $		$ 7,278		$ 7,725			$ 7,608			$ 4,692
Current assets
Cash and cash equivalents | $		565		823	[2]		818	[2]		603	[2]
Total current assets | $		3,071		3,466			3,243			2,210
TOTAL ASSETS | $		10,349		11,191			10,851			6,902
Equity attributable to owners of the parent
Retained earnings | $		(3,206)		(2,967)			(3,462)			(2,866)
Total equity attributable to owners of the parent	€ (2,830)	(3,124)	€ (2,529)	(3,043)		€ (2,990)	(3,153)			(2,585)
Non-current liabilities
Borrowings | $		9,487		10,074			10,224			6,964
Total non-current liabilities | $		11,132		11,999			11,970			8,291
Current liabilities
Interest payable | $		115		107			118			86
Total current liabilities | $		2,457		2,334			2,031			1,193
TOTAL LIABILITIES | $		13,589		14,333			14,001			9,484
TOTAL EQUITY and LIABILITIES | $		$ 10,349		$ 11,191			$ 10,851			$ 6,902
ARD Finance S.A.
Non-current assets
Investments in subsidiary undertakings	900		882
Receivables from subsidiary undertaking	672		642
Total non-current assets	1,572		1,524
Current assets
Receivables from subsidiary undertaking	20		8
Cash and cash equivalents	31		32			€ 4			€ 1
Total current assets	51		40
TOTAL ASSETS	1,623		1,564
Equity attributable to owners of the parent
Retained earnings	81		54
Total equity attributable to owners of the parent	81		54
Non-current liabilities
Borrowings	1,512		1,479
Total non-current liabilities	1,512		1,479
Current liabilities
Interest payable	30		31
Total current liabilities	30		31
TOTAL LIABILITIES	1,542		1,510
TOTAL EQUITY and LIABILITIES	€ 1,623		€ 1,564

[1]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[2]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements